Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment consisted of the following:

(in Millions)	December 31, 2012	December 31, 2011
Land and land improvements	160.8	143.1
Mineral rights	31.4	31.4
Buildings	377.1	363.9
Machinery and equipment	2,250.3	2,150.3
Construction in progress	217.8	161.3
Total cost	3,037.4	2,850.0
Accumulated depreciation	1,901.2	1,863.2
Property, plant and equipment, net	$1,136.2	$986.8

Depreciation expense was $99.1 million, $101.1 million, and $109.4 million in 2012, 2011 and 2010, respectively.